Cash flow information - Cash used in operation Explanatory (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of Cash flow information [line items]
Net Loss before income tax	¥ (445,791)	$ (61,479)	¥ (5,398,758)
Adjustments for:
Provision for / (reversal of) allowance for ECL	(3,235)			¥ 19,782
Cash flows from (used in) operations, Total	(101,775)	(14,035)	(141,155)
Interest received	1,608	222	1,386
Net cash used in operating activities	(100,167)	$ (13,813)	(139,769)
Separate [member]
Disclosure of Cash flow information [line items]
Net Loss before income tax	(445,791)		(5,398,758)
Adjustments for:
Depreciation of property, plant and equipment	313		117
Amortisation of intangible assets and other non-current assets	3,343		67
Depreciation of right-of-use assets	4,118		4,402
Provision for / (reversal of) allowance for ECL	(3,121)		4,570
Equity-settled listing costs			1,912,693
Fair value change loss/(gain), net	(15,131)		3,156,745
Non-cash employee benefits expense-share based payments	249,188		186,260
Interest income	(1,608)		(1,386)
interest expense	14,303		262
Increase in trade receivables	(45,149)		(30,269)
Decrease in prepayments, other receivables and other assets	49,601		21,701
(Decrease)/increase in trade and other payables	93,145		(7,259)
Increase/(decrease) in contract liabilities	(1,459)		9,700
Increase in inventories	(3,527)
Cash flows from (used in) operations, Total	(101,775)		(141,155)
Interest received	1,608		1,386
Net cash used in operating activities	¥ (100,167)		¥ (139,769)